N-2 - USD ($)		6 Months Ended	12 Months Ended
		Apr. 30, 2025	Oct. 31, 2024	Oct. 31, 2023	Oct. 31, 2022	Oct. 31, 2021	Oct. 31, 2020
Cover [Abstract]
Entity Central Index Key		0001258623
Amendment Flag		false
Entity Inv Company Type		N-2
Document Type		N-CSRS
Entity Registrant Name		Eaton Vance Senior Floating-Rate Trust
Financial Highlights [Abstract]
Senior Securities [Table Text Block]
	Six Months Ended April 30, 2025 (Unaudited)	Year Ended October 31,
		2024	2023	2022	2021	2020
Ratios/Supplemental Data
Net assets applicable to common shares, end of period (000’s omitted)	$363,926	$378,631	$372,481	$358,405	$403,589	$497,341
Ratios (as a percentage of average daily net assets applicable to common shares):(6)(7)†
Expenses excluding interest and fees	1.36%(8)	1.29%	1.34%	1.37%	1.33%	1.32%
Interest and fee expense(9)	2.06%(8)	2.10%	1.95%	0.81%	0.46%	0.78%
Total expenses	3.42%(8)	3.39%	3.29%	2.18%	1.79%	2.10%
Net expenses	3.42%(8)(10)	3.39%(10)	3.29%(10)	2.18%(10)	1.79%	2.10%
Net investment income	10.01%(8)	11.59%	11.37%	6.83%	5.05%	6.03%
Portfolio Turnover	8%(4)	28%	24%	12%	66%	30%
Senior Securities:
Total notes payable outstanding (in 000’s)	$134,000	$133,000	$110,000	$133,000	$120,000	$223,000
Asset coverage per $1,000 of notes payable(11)	$4,282	$4,418	$5,076	$4,265	$4,995	$3,570
Total preferred shares outstanding	3,032	3,032	3,032	3,032	3,032	3,032
Asset coverage per preferred share(12)	$68,379	$70,350	$75,134	$67,924	$76,531	$66,612
Involuntary liquidation preference per preferred share(13)	$25,000	$25,000	$25,000	$25,000	$25,000	$25,000
Approximate market value per preferred share(13)	$25,000	$25,000	$25,000	$25,000	$25,000	$25,000
(1)	Computed using average shares outstanding.
(2)	Amount is less than $0.005 or $(0.005), as applicable.
(3)	Returns are historical and are calculated by determining the percentage change in net asset value or market value with all distributions reinvested. Distributions are assumed to be reinvested at prices obtained under the Trust’s dividend reinvestment plan.
(4)	Not annualized.
(5)	Amount is less than (0.005)%.
(6)	Total expenses do not reflect amounts reimbursed and/or waived by the adviser and certain of its affiliates, if applicable. Net expenses are net of all reductions and represent the net expenses paid by the Trust.
(7)	Ratios do not reflect the effect of dividend payments to preferred shareholders.
(8)	Annualized.
(9)	Interest and fee expense relates to the notes payable incurred to partially redeem the Trust’s APS (see Note 8).
(10)	Includes a reduction by the investment adviser of a portion of its adviser fee due to the Trust’s investment in the Liquidity Fund (equal to less than 0.005% of average daily net assets for the six months ended April 30, 2025 and the years ended October 31, 2024, 2023 and 2022).
(11)	Calculated by subtracting the Trust’s total liabilities (not including the notes payable and preferred shares) from the Trust’s total assets, and dividing the result by the notes payable balance in thousands.
(12)	Calculated by subtracting the Trust’s total liabilities (not including the notes payable and preferred shares) from the Trust’s total assets, dividing the result by the sum of the values of the notes payable and liquidation value of the preferred shares, and multiplying the result by the liquidation value of one preferred share. Such amount equates to 274%, 281%, 301%, 272%, 306% and 266% at April 30, 2025 and October 31, 2024, 2023, 2022, 2021 and 2020, respectively.
(13)	Plus accumulated and unpaid dividends.
*	A portion of the distributions may be deemed a tax return of capital at year-end. See Note 3.
†	Ratios based on net assets applicable to common shares plus preferred shares and borrowings are presented below. Ratios do not reflect the effect of dividend payments to preferred shareholders. Ratios for periods less than one year are annualized.

Senior Securities, Note [Text Block]		Calculated by subtracting the Trust’s total liabilities (not including the notes payable and preferred shares) from the Trust’s total assets, and dividing the result by the notes payable balance in thousands.Calculated by subtracting the Trust’s total liabilities (not including the notes payable and preferred shares) from the Trust’s total assets, dividing the result by the sum of the values of the notes payable and liquidation value of the preferred shares, and multiplying the result by the liquidation value of one preferred share. Such amount equates to 274%, 281%, 301%, 272%, 306% and 266% at April 30, 2025 and October 31, 2024, 2023, 2022, 2021 and 2020, respectively.Plus accumulated and unpaid dividends.
General Description of Registrant [Abstract]
Investment Objectives and Practices [Text Block]		The Trust’s primary investment objective is to provide a high level of current income. The Trust may, as a secondary objective, also seek preservation of capital to the extent consistent with its primary objective.
Risk Factors [Table Text Block]
11  Risks and Uncertainties
Risks Associated with Foreign Investments
Foreign investments can be adversely affected by political, economic and market developments abroad, including the imposition of economic and other sanctions by the United States or another country, and by acts of terrorism and war. There may be less publicly available information about foreign issuers because they may not be subject to reporting practices, requirements or regulations comparable to those to which United States companies are subject. Foreign markets may be smaller, less liquid and more volatile than the major markets in the United States. Trading in foreign markets typically involves higher expense than trading in the United States. The Trust may have difficulties enforcing its legal or contractual rights in a foreign country. Securities that trade or are denominated in currencies other than the U.S. dollar may be adversely affected by fluctuations in currency exchange rates.
Credit Risk
The Trust invests primarily in below investment grade floating-rate loans, which are considered speculative because of the credit risk of their issuers. Changes in economic conditions or other circumstances are more likely to reduce the capacity of issuers of these securities to make principal and interest payments. Such companies are more likely to default on their payments of interest and principal owed than issuers of investment grade bonds. An economic downturn generally leads to a higher non-payment rate, and a loan or other debt obligation may lose significant value before a default occurs. Lower rated investments also may be subject to greater price volatility than higher rated investments. Moreover, the specific collateral used to secure a loan may decline in value or become illiquid, which would adversely affect the loan’s value.

Latest Premium (Discount) to NAV [Percent]	[1]	(3.24%)
Capital Stock, Long-Term Debt, and Other Securities [Abstract]
Outstanding Securities [Table Text Block]	The number of APS issued and outstanding at April 30, 2025 are as follows:
APS Issued and Outstanding
Series A	739
Series B	763
Series C	738
Series D	792

Risks Associated With Foreign Investments [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
Risks Associated with Foreign Investments
Foreign investments can be adversely affected by political, economic and market developments abroad, including the imposition of economic and other sanctions by the United States or another country, and by acts of terrorism and war. There may be less publicly available information about foreign issuers because they may not be subject to reporting practices, requirements or regulations comparable to those to which United States companies are subject. Foreign markets may be smaller, less liquid and more volatile than the major markets in the United States. Trading in foreign markets typically involves higher expense than trading in the United States. The Trust may have difficulties enforcing its legal or contractual rights in a foreign country. Securities that trade or are denominated in currencies other than the U.S. dollar may be adversely affected by fluctuations in currency exchange rates.

Credit Risks [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
Credit Risk
The Trust invests primarily in below investment grade floating-rate loans, which are considered speculative because of the credit risk of their issuers. Changes in economic conditions or other circumstances are more likely to reduce the capacity of issuers of these securities to make principal and interest payments. Such companies are more likely to default on their payments of interest and principal owed than issuers of investment grade bonds. An economic downturn generally leads to a higher non-payment rate, and a loan or other debt obligation may lose significant value before a default occurs. Lower rated investments also may be subject to greater price volatility than higher rated investments. Moreover, the specific collateral used to secure a loan may decline in value or become illiquid, which would adversely affect the loan’s value.

Notes Payable [Member]
Financial Highlights [Abstract]
Senior Securities Amount		$ 134,000,000	$ 133,000,000	$ 110,000,000	$ 133,000,000	$ 120,000,000	$ 223,000,000
Senior Securities Coverage per Unit	[2]	$ 4,282	$ 4,418	$ 5,076	$ 4,265	$ 4,995	$ 3,570
Preferred Shares [Member]
Financial Highlights [Abstract]
Senior Securities Amount		$ 3,032	$ 3,032	$ 3,032	$ 3,032	$ 3,032	$ 3,032
Senior Securities Coverage per Unit	[3]	$ 68,379	$ 70,350	$ 75,134	$ 67,924	$ 76,531	$ 66,612
Preferred Stock Liquidating Preference	[4]	25,000	25,000	25,000	25,000	25,000	25,000
Senior Securities Average Market Value per Unit	[4]	$ 25,000	$ 25,000	$ 25,000	$ 25,000	$ 25,000	$ 25,000
Seriess A [Member]
Capital Stock, Long-Term Debt, and Other Securities [Abstract]
Outstanding Security, Title [Text Block]		Series A
Outstanding Security, Held [Shares]		739
Seriess B [Member]
Capital Stock, Long-Term Debt, and Other Securities [Abstract]
Outstanding Security, Title [Text Block]		Series B
Outstanding Security, Held [Shares]		763
Series C [Member]
Capital Stock, Long-Term Debt, and Other Securities [Abstract]
Outstanding Security, Title [Text Block]		Series C
Outstanding Security, Held [Shares]		738
Series D [Member]
Capital Stock, Long-Term Debt, and Other Securities [Abstract]
Outstanding Security, Title [Text Block]		Series D
Outstanding Security, Held [Shares]		792
Common Shares [Member]
Capital Stock, Long-Term Debt, and Other Securities [Abstract]
Outstanding Security, Title [Text Block]		Common Shares
Outstanding Security, Held [Shares]		29,523,618

[1]	The shares of the Fund often trade at a discount or premium to their net asset value. The discount or premium may vary over time and may be higher or lower than what is quoted in this report. For up-to-date premium/discount information, please refer to https://funds.eatonvance.com/closed-end-fund-prices.php.
[2]	Calculated by subtracting the Trust’s total liabilities (not including the notes payable and preferred shares) from the Trust’s total assets, and dividing the result by the notes payable balance in thousands.
[3]	Calculated by subtracting the Trust’s total liabilities (not including the notes payable and preferred shares) from the Trust’s total assets, dividing the result by the sum of the values of the notes payable and liquidation value of the preferred shares, and multiplying the result by the liquidation value of one preferred share. Such amount equates to 274%, 281%, 301%, 272%, 306% and 266% at April 30, 2025 and October 31, 2024, 2023, 2022, 2021 and 2020, respectively.
[4]	Plus accumulated and unpaid dividends.